UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2008

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 Oceanwood Capital Management LLP
Address:              4 Albemarle Street
                      London, England W1S 4GA

Form 13F File Number: 028-12041

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 William C. Nicholas
Title:                Chief Operating Officer
Phone:                +44 207 758 5525

Signature, Place, and Date of Signing:

/s/ William C. Nicholas            London, England          13 November 2008
________________________________________________________________________________
    [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     10

Form 13F Information Table Value Total:     282,066
                                            (x$1000)
List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                     FORM 13F INFORMATION TABLE
                                      NAME OF REPORTING MANAGER:
                                  OCEANWOOD CAPITAL MANAGEMENT LLP
                                           As of 9/30/08



  Column 1                    Column 2      Column 3   Column 4         Column 5          Column 6     Column 7      Column 8

  Name of                     Title of       CUSIP      Value     Shares or  SH/ PUT/    Investment     Other         Voting
  Issuer                       Class         Number    (x$1000)   Principal  PRN CALL    Discretion    Managers      Authority
                                                                  Amount
                                                                                                                Sole   Shared  None
ALCOA INC                     COM            013817101  49,711     2,201,530 SH          SOLE           NONE    2,201,530
ALCOA INC                     CALL           013817901  79,030     3,500,000     CALL    SOLE           NONE    3,500,000
ALCOA INC                     PUT            013817951  38,386     1,700,000     PUT     SOLE           NONE    1,700,000
ANHEUSER BUSCH COS INC        COM            035229103  28,846       444,600 SH          SOLE           NONE      444,600
GRACE W R & CO DEL NEW        COM            38388F108  19,180     1,268,527 SH          SOLE           NONE    1,268,527
SELECT SECTOR SPDR TR         SBI INT-FINL   81369Y605  29,298     1,473,000 SH          SOLE           NONE    1,473,000
SPIRIT AEROSYSTEMS HLDGS INC  COM CL A       848574109   5,984       372,400 SH          SOLE           NONE      372,400
STAR BULK CARRIERS CORP       COM            Y8162K105  21,075     3,010,777 SH          SOLE           NONE    3,010,777
TRANSOCEAN INC NEW            SHS            G90073100   1,648        15,000 SH          SOLE           NONE       15,000
VALERO ENERGY CORP NEW        COM            91913Y100   8,908       294,000 SH          SOLE           NONE      294,000